UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2025 to December 31, 2025

Date of Report: February 12, 2026

Exact name of securitizer as specified in its charter:  Santander Commercial Mortgage Securities LLC1

Commission File Number of securitizer: 025-08099

Central Index Key Number of securitizer: 0002096670

Stefanos Arethas, (212) 297-2928

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☒

ndicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    ☐

1 The scope of this Form ABS-15G is limited to transactions in which Santander Commercial Mortgage Securities LLC is the depositor, and the sponsor is either (i) not an affiliate of Santander Commercial Mortgage Securities LLC or (ii) an affiliate of Santander Commercial Mortgage Securities LLC that will not file a Form ABS-15G covering the related transaction.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Santander Commercial Mortgage Securities LLC has indicated by check mark that there is no activity for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander Commercial Mortgage Securities LLC (Securitizer)

Date: February 12, 2026	By:	/s/ Stefanos Arethas
		Name:	Stefanos Arethas
		Title:	President